Wells, Pipelines, Properties, Plant and Equipment, Net	9 Months Ended
Sep. 30, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Wells, Pipelines, Properties, Plant and Equipment, Net	WELLS, PIPELINES, PROPERTIES, PLANT AND EQUIPMENT, NET
As of September 30, 2022 and December 31, 2021, wells, pipelines, properties, plant and equipment, net, is presented as follows:

	Plants		Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Unproductive fixed assets	Total fixed assets
Investment
Balances as of January 1, 2021	Ps.	811,705,022	13,492,631	481,791,665	1,387,228,249	60,311,739	354,353,029	48,829,010	16,829,532	161,870,424	44,225,819	—	3,380,637,120
Acquisitions	7,963,546		—	2,255,478	18,125,341	11,312	2,606,668	802,055	119,759	68,499,434	7,958	—	100,391,551
Reclassifications	3,154,806		—	(7,699)	105,873	65	(2,931,778)	2,082	73,211	(103,587)	41,205	1,625	335,803
Capitalization	1,520,740		—	2,256,417	28,673,456	287,955	2,148,170	129,397	—	(35,016,135)	—	—	—
Disposals	(118,695)		—	(115)	—	—	—	(86,428)	(24,619)	(71,339)	—	(204)	(301,400)
Balances as of September 30, 2021	Ps.	824,225,419	13,492,631	486,295,746	1,434,132,919	60,611,071	356,176,089	49,676,116	16,997,883	195,178,797	44,274,982	1,421	3,481,063,074
Balances as of January 1, 2021	811,705,022		13,492,631	481,791,665	1,387,228,249	60,311,739	354,353,029	48,829,010	16,829,532	161,870,424	44,225,819	—	3,380,637,120
Acquisitions	16,202,848		57,182	4,008,698	31,584,832	287,710	4,630,358	974,167	326,998	122,214,783	57,092	—	180,344,668
Reclassifications	3,218,834		—	(507,065)	64,049	115	(2,931,778)	2,049	130,971	127,142	276,866	524,679	905,862
Impairment presentation (2)	113,522,135		(1,217)	24,292,290	121,070,386	9,817,972	67,305,005	(328,799)	6,303,440	36,777,946	—	—	378,759,158
Capitalization	8,292,881		—	3,923,149	43,076,120	294,044	4,659,693	152,540	5,235,745	(65,840,388)	206,216	—	—
Disposals	(1,455,531)		—	(18,032,858)	(95,061,066)	—	(12,131,094)	(318,412)	(292,249)	(1,714,397)	—	(524,679)	(129,530,286)
Balances as of December 31, 2021	Ps.	951,486,189	13,548,596	495,475,879	1,487,962,570	70,711,580	415,885,213	49,310,555	28,534,437	253,435,510	44,765,993	—	3,811,116,522
Acquisitions (3)	29,011,070		365,480	2,153,240	22,648,940	2,129,720	1,180,740	5,447,380	2,877,230	166,324,927	56,240	—	232,194,967
Reclassifications	1,325,400		—	—	—	—	(1,039,690)	(202,330)	(4,721,920)	4,557,790	—	—	(80,750)
Capitalization	16,103,330		—	7,900,270	48,128,330	930,740	2,376,410	702,690	1,116,720	(77,672,310)	413,820	—	—
Disposals	(1,513,220)		(893,530)	(252,940)	—	(60,140)	(130)	(351,550)	(696,380)	(2,375,930)	(400,700)	—	(6,544,520)
Translation effect	(1,154,917)		—	(23,310)	—	(106,400)	—	(56,280)	(60,590)	(381,840)	(32,860)	—	(1,816,197)
Balances as of September 30, 2022	Ps.	995,257,852	13,020,546	505,253,139	1,558,739,840	73,605,500	418,402,543	54,850,465	27,049,497	343,888,147	44,802,493	—	4,034,870,022

	Plants		Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Unproductive fixed assets	Total fixed assets
Accumulated depreciation and amortization
Balances as of January 1, 2021	Ps.	(520,582,198)	(5,902,442)	(200,976,329)	(1,081,366,803)	(39,893,540)	(204,238,464)	(43,336,870)	(8,210,953)	—	—	—	(2,104,507,599)
Depreciation and amortization	(26,230,863)		(313,450)	(10,943,480)	(49,210,710)	(1,368,441)	(10,650,961)	(1,493,639)	(408,477)	—	—	—	(100,620,021)
Reclassification	(292,377)		—	(47,505)	—	(25,026)	49,841	1,296	(22,032)	—	—	—	(335,803)
(Impairment)	(13,949,961)		—	(11,353,737)	(24,319,176)	—	—	—	—	(1,324,521)	—	(1,421)	(50,948,816)
Reversal of impairment	17,595,386		—	1,550,200	66,330,576	—	3,264,122	—	328,176	122,820	—	—	89,191,280
Disposals	70,173		—	(70,669)	—	16,934	—	50,029	20,353	—	—	—	86,820
Balances as of September 30, 2021	Ps.	(543,389,840)	(6,215,892)	(221,841,520)	(1,088,566,113)	(41,270,073)	(211,575,462)	(44,779,184)	(8,292,933)	(1,201,701)	—	(1,421)	(2,167,134,139)
Balances as of January 1, 2021	Ps.	(520,582,198)	(5,902,442)	(200,976,329)	(1,081,366,803)	(39,893,540)	(204,238,464)	(43,336,870)	(8,210,953)	—	—	—	(2,104,507,599)
Depreciation and amortization	(39,126,110)		(395,756)	(16,731,217)	(56,070,192)	(1,846,486)	(16,627,864)	(2,008,187)	(625,553)	—	—	—	(133,431,365)
(Impairment)	(43,670,755)		—	(25,193,511)	(62,151,433)	—	(5,503,546)	—	(108,749)	(21,233,314)	—	—	(157,861,308)
Reversal of impairment	38,499,016		—	23,545,676	72,569,176	—	20,727,844	—	—	1,309,001	—	—	156,650,713
Reclassitications	(4,541,518)		15,413	(90,202)	(89,082)	5,701,953	51,568	59,141	103,085	(2,116,220)	—	—	(905,862)
Impairment presentation(2)	(113,522,135)		1,217	(24,292,290)	(121,070,386)	(9,817,972)	(67,305,005)	328,799	(6,303,440)	(36,777,946)	—	—	(378,759,158)
Disposals	453,965		—	7,300,538	65,307,692	—	8,820,911	261,910	85,648	—	—	—	82,230,664
Balances as of December 31, 2021	Ps.	(682,489,735)	(6,281,568)	(236,437,335)	(1,182,871,028)	(45,856,045)	(264,074,556)	(44,695,207)	(15,059,962)	(58,818,479)	—	—	(2,536,583,915)
Depreciation and amortization	(28,447,920)		(331,820)	(11,578,310)	(49,906,090)	(1,430,920)	(11,827,740)	(2,134,580)	(575,010)	—	—	—	(106,232,390)
Reclassification	(28,640)		—	—	—	—	28,200	77,150	4,040	—	—	—	80,750
(Impairment)	(25,633,448)		—	(1,321,170)	(12,148,001)	—	(8,187,040)	—	—	(1,505,294)	—	—	(48,794,953)
Reversal of impairment	67,221,448		—	7,814,245	15,302,089	—	13,456,757	—	—	1,874,260	—	—	105,668,799
Disposals	179,220		—	267,010	—	56,260	—	156,240	371,540	—	—	—	1,030,270
Translation effect	802,590		226,180	31,730	71,680	75,730	—	278,300	6,963	—	—	—	1,493,173
Balances as for September 30, 2022	Ps.	(668,396,485)	(6,387,208)	(241,223,830)	(1,229,551,350)	(47,154,975)	(270,604,379)	(46,318,097)	(15,252,429)	(58,449,513)	—	—	(2,583,338,266)
Wells, pipelines, properties, plant and equipment—net as of September 30, 2021	Ps.	280,835,579	7,276,739	264,454,226	345,566,806	19,340,998	144,600,627	4,896,932	8,704,950	193,977,096	44,274,982	—	1,313,928,935
Wells, pipelines, properties, plant and equipment—net as of December 31, 2021	Ps.	268,996,454	7,267,028	259,038,544	305,091,542	24,855,535	151,810,657	4,615,348	13,474,475	194,617,031	44,765,993	—	1,274,532,607
Wells, pipelines, properties, plant and equipment—net as of September 30, 2022	Ps.	326,861,367	6,633,338	264,029,309	329,188,490	26,450,525	147,798,164	8,532,368	11,797,068	285,438,634	44,802,493	—	1,451,531,756
Depreciation rates	3 a 5%		5%	2 a 7%	—	3 a 7%	4%	3 a 10%	4 a 20%
Estimated useful lives	20 a 35		20	15 a 45	—	33 a 35	25	3 a 10	5 a 25

(1)	Mainly wells, pipelines and plants.

(2)	To present the accumulated effect of impairment as part of the accumulated depreciation and amortization. This presentation does not affect the net value of wells, pipelines, properties, plant and equipment.

(3)	On January 20, 2022, PEMEX acquired assets with a cost of Ps. 29,669,961, mainly plants. This amount includes assets acquired through a business combination (see Note 12).

A.
For the nine-month periods ended September 30, 2022 and 2021, the financing cost identified with fixed assets in the construction or installation stage, capitalized as part of the value of such fixed assets, was Ps. 3,201,474 and Ps. 2,278,835, respectively. Financing cost rates during the nine-month periods ended September 2022 and 2021 were 5.40% to 6.64% and 6.15% to 6.48%, respectively.

B.
The combined depreciation of fixed assets and amortization of wells for the nine-month periods ended September 30, 2022 and 2021, recognized in operating costs and expenses, was Ps. 106,232,390 and Ps. 100,620,021, respectively which includes costs related to plugging and abandonment of wells for the nine-month periods ended September 30, 2022 and 2021 of Ps. 72,321 and Ps. 111,453, respectively.

C.
As of September 30, 2022 and December 31, 2021, provisions relating to future plugging of wells costs amounted to Ps. 73,003,139 and Ps. 70,144,756, respectively, and are presented in the “Provisions for plugging of wells” (see Note 17).

D.
As of September 30, 2022 and 2021, the translation effect of property, plant and equipment items from a different currency than the presentation currency was Ps. (323,024) and Ps. 1,765,350, respectively, which was mainly plant.

E.
During the nine-month periods ended September 30, 2022 and 2021, PEMEX recognized a reversal of impairment of Ps. 56,873,846, and Ps. 38,242,464, respectively, which is presented as a separate line item in the consolidated statement of comprehensive income as follows:

	For the nine-month periods ended September 30,
	2022					2021
	Reversal of impairment		(Impairment)	Reversal of impairment/ (Impairment), net		Reversal of impairment		(Impairment)	Reversal of impairment/ (Impairment), net
Pemex Exploration and Production	Ps.	37,007,434	(25,047,799)	Ps.	11,959,635	Ps.	74,064,522	(36,428,848)	Ps.	37,635,674
Pemex Industrial Transformation	66,836,020		(23,747,154)	43,088,866		14,798,584		(14,519,968)	278,616
Pemex Logistics	1,542,908		—	1,542,908		328,174		—	328,174
MGAS	282,437		—	282,437		—		—	—
Total	Ps.	105,668,799	(48,794,953)	Ps.	56,873,846	Ps.	89,191,280	(50,948,816)	Ps.	38,242,464
Cash-Generating Unit of Pemex Exploration and Production
During the nine-month periods ended September 30, 2022 and 2021, Pemex Exploration and Production recognized a net reversal of impairment, of Ps. 11,959,635 and Ps. 37,635,674, respectively.
The net reversal of impairment by Cash-Generating Units (GGUs) include the net cumulative effect of impairment and reversal of impairment determined during the nine-month period September 30, 2022 and 2021 as follows:

	2022		2021
Cantarell	Ps.	18,195,996	Ps.	39,981,311
Burgos	9,124,073		—
Antonio J. Bermúdez	6,252,924		6,342,147
Tamaulipas Constituciones	1,603,470		2,678,561
Tsimin Xux	766,217		—
Ogarrio Magallanes	530,061		—
Cuenca Macuspana	267,549		20,188
Misión (Cee)	234,658		—
Ébano	32,486		—
Aceite Terciario del Golfo	—		13,493,508
Crudo Ligero Marino	—		8,633,963
Arenque	—		959,456
Chuc	—		1,473,714
Ixtal - Manik	—		481,674
Reversal of impairment	37,007,434		74,064,522
Ogarrio Magallanes	(9,563,163)		(308,809)
Tsimin Xux	(8,902,374)		(13,576,172)
Burgos	(2,965,348)		(7,213,977)
Lakach	(1,123,087)		(368,455)
Tamaulipas Constituciones	(916,937)		(376,676)
Chuc	(893,504)		(10,556,097)
Antonio J. Bermudez	(276,546)		—
Cuenca Macuspana	(193,728)		(146,431)
Misión (Cee)	(151,347)		(297,469)
Ébano	(61,765)		—
Cantarell	—		(1,149,238)
Crudo Ligero Marino	—		(621,456)
Arenque	—		(202,649)
Ku-Maloob-Zaap	—		(993,579)
Cuenca de Veracruz	—		(494,368)
Cactus Sitio Grande	—		(123,472)
(Impairment)	(25,047,799)		(36,428,848)
Reversal (impairment) net	Ps.	11,959,635	Ps.	37,635,674

As of September 30, 2022, Pemex Exploration and Production recognized a net reversal of impairment of Ps.11,959,635, mainly due to: (i) a positive effect due to the increase in crude oil prices of Ps. 89,496,928, mainly in the Cantarell CGU; (ii) a decrease in transportation and distribution costs, resulting in a positive effect of Ps. 64,347,041, mainly in the Cantarell CGU; (iii) a positive tax effect of Ps. 1,970,149 due to lower production income and translation effect mainly in Chuc CGU. These effects were offset by (i) a decrease in production volume of crude oil of Ps. 129,998,145 mainly in Ogarrio Sanchez Magallanes, Antonio J. Bermudez, Tsimin Xux and Burgos CGUs; (ii) a lower exchange rate gain of Ps. 3,697,480, from a peso/U.S. dollar exchange rate of Ps. 20.5835 = U.S. $1.00 as of December 31, 2021 to Ps. 20.3058 =
U.S. $1.00 as of September 30, 2022; (iii) a negative effect of Ps. 10,158,858, due to an increase in the discount rate from 6.89% to 7.21%; mainly in Burgos, Antonio J. Bermudez and Tamaulipas Constituciones CGUs.

As of September 30, 2021, Pemex Exploration and Production recognized a net reversal of impairment of Ps. 37,635,674, mainly due to: (i) an increase in crude oil prices, generating a positive effect of Ps. 80,075,374, mainly in the Cantarell, Antonio J. Bermúdez, Crudo Ligero Marino, Aceite Terciario del Golfo (“ATG”) and Tamaulipas Constituciones CGUs; (ii) an exchange rate effect of Ps. 7,676,061, as a result of the appreciation of the peso against the U.S. dollar, from a peso/U.S. dollar exchange rate of Ps. 19.9487 = U.S. $1.00 as of December 31, 2020 to Ps. 20.3060 = U.S. $1.00 as of September 30, 2021; (iii) a positive effect of Ps. 3,382,991, due to a decrease in the discount rate from 6.23% to 5.90%, mainly in the Cantarell, ATG, Ixtal Manik and Arenque CGUs. These effects were offset by (i) a decrease in production volume of crude oil and higher transportation and distribution costs, resulting in a negative effect of Ps. 44,788,913, mainly in the Tsimin Xux, Burgos and Cuenca de Macuspana CGUs; (ii) an increase in proven reserves in the new Ixachi, Xikin, Jaatsul, Cheek, Uchbal, TetL, Teekit, Suuk, Pokche and Mulach fields; (iii) a negative tax effect of Ps. 949,106, mainly in the Antonio J. Bermúdez, ATG and Tamaulipas Constituciones CGUs, due to higher income as a result of an increase in hydrocarbon prices and a decrease in the discount rate with respect to December 31, 2020; and (iv) a higher than expected cost on disposal of abandoned fixed assets of Ps. 7,760,733, due to the fact that these assets did not represent an investment for the remainder of financial year 2021, nor for the immediately subsequent years.

The CGUs of Pemex Exploration and Production are investment projects in productive fields with hydrocarbon reserves associated with proved reserves. These productive hydrocarbon fields contain varying degrees of heating power consisting of a set of wells and are supported by fixed assets associated directly with production, such as pipelines, production facilities, offshore platforms, specialized equipment and machinery.

Each project represents the smallest unit which can concentrate the core revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.

Pemex Exploration and Production determines the recoverable amount of fixed assets based on the long-term estimated prices for Pemex Exploration and Production's proved reserves. The recoverable amount on each asset is the value in use.

To determine the value in use of long-lived assets associated to hydrocarbon extraction, the net present value of reserves is determined based on the following assumptions:

As of September 30,
	2022	2021
Average crude oil price	58.64 USD/bl	54.99 USD/bl
Average gas price	4.85 USD/mpc	4.70 USD/mpc
Average condensates price	64.98 USD/bl	64.29 USD/bl
Discount rate	7.21% annual	5.90% annual
For 2022 and 2021 the total forecast production, calculated with a horizon of 25 years, was 6,703 million and 6,141 million barrels per day of crude oil equivalent, respectively.
Pemex Exploration and Production, in compliance with practices observed in the industry, estimates the recovery value of an asset by determining its value in use, based on cash flows associated with proved reserves after taxes and using a discount rate, also after taxes. Cash flows related to plugging wells provision costs are excluded in this computation of discounted cash flows.
As of September 30, 2022 and 2021, values in use for CGU with impairment or reversal of impairment are:

	2022		2021
Ku-Maloob-Zaap	Ps.	675,642,095	Ps.	646,140,977
Cuenca de Veracruz	132,777,887		169,460,571
Cantarell	67,092,681		142,433,061
Chuc	73,209,192		54,633,917
Aceite Terciario del golfo	78,617,964		54,019,442
Ogarrio Magallanes	19,056,945		29,327,987
Antonio J. Bermudez	22,211,983		28,193,558
Cactus Sitio Grande	33,414,483		25,684,671
Crudo Ligero Marino	29,084,553		21,536,136
Tsimin Xux	25,080,469		20,681,792
Ixtal - Manik	19,693,120		13,902,514
Burgos	10,303,986		9,686,548
Poza Rica	6,767,035		8,597,852
Tamaulipas constituciones	6,242,425		7,070,363
Arenque	5,931,445		5,937,235
Cuenca de Macuspana	744,643		843,489
Total	Ps.	1,205,870,906	Ps.	1,238,150,113
Cash-Generating Units of Pemex Industrial Transformation
During the nine-month periods ended September 30, 2022 and 2021, Pemex Industrial Transformation recognized a net reversal of impairment, of Ps. 43,088,866 and Ps. 278,616, respectively.
The net reversal of impairment by GGUs include the net cumulative effect of impairment and reversal of impairment determined during the nine-month period September 30, 2022 and 2021 as follows:

	2022		2021
Minatitlán Refinery	Ps.	32,753,878	Ps.	4,926,256
Madero Refinery	21,042,822		1,344,916
Tula Refinery	9,830,444		5,712,131
Cosoleacaque Petrochemical Complex	2,887,875		—
Morelos Petrochemical Complex	151,737		2,815,281
New Pemex Gas Processing Complex	137,669		—
Pajaritos Ethylene Processor Complex	31,595		—
Reversal of impairment	66,836,020		14,798,584
Morelos Petrochemical Complex	(7,580,085)		(767,243)
Cangrejera Ethylene Processor Complex	(5,683,409)		—
Madero Refinery	(3,594,516)		(5,861,975)
Cosoleacaque Petrochemical Complex	(3,278,609)		(1,324,519)
Poza Rica Gas Processing Complex	(3,200,227)		—
Cangrejera Petrochemical Complex	(251,035)		—
Minatitlán Refinery	(159,273)		(6,566,231)
Impairment	(23,747,154)		(14,519,968)
Reversal of impairment	Ps.	43,088,866	Ps.	278,616

As of September 30, 2022, the net reversal of impairment of Ps. 43,088,866 was mainly the result of a 26.0% increase in refining sales price. These effects were partially offset by (i) an increase in raw material costs of 20.83%; (ii) an 14.81% increase in the discount rate of CGUs of refined products by 1.4% and a decrease in the discount rate of ethylene products by 4.75%; and (iii) a decrease in the exchange rate of the peso against the U.S. dollar, from a peso/U.S. dollar exchange rate of Ps. 20.5835 = U.S. $1.00 as of December 31, 2021, to Ps. 20.3058 = U.S. $1.00 as of September 30, 2022, which are used as cash flows when U.S. dollars are taken as reference.

As of September 30, 2021, Pemex Industrial Transformation recognized a net reversal of impairment of Ps. 278,616. This net reversal of impairment was mainly due to (i) an increase of the exchange rate, from a peso/U.S. dollar exchange rate of Ps. 19.9487 = U.S. $1.00 as of December 31, 2020 to Ps. 20.3060 = U.S. $1.00 as of September 30, 2021, which are used as cash flows when U.S. dollars are taken as reference; and (ii) a decrease in the discount rate of CGUs of refined products and petrochemical products by 1.49% and 1.19%, respectively and an increase in gas and ethylene products by 0.90% and 0.54%, respectively.
To determine the value in use of long-lived assets associated with the CGUs of Pemex Industrial Transformation, the net present value of cash flows was determined based on the following assumptions:

	As of September 30,
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
	Refining		Gas		Petrochemicals		Ethylene **		Fertilizers
Average crude oil Price	US$72.98	US$59.10	N.A.		N.A.		N.A.		N.A.
Processed volume (i)	889 Mbd	906 Mbd	2,061 mmpcd	2,161 mmpcd	Variable because the load inputs are diverse		Variable because the load inputs are diverse		Variable because the load inputs are diverse
Rate of U.S. dollar	20.3058	20.3060	20.3058	20.3060	20.3058	20.3060	20.3058	20.3060	20.3058	20.306
Useful lives of the cash-generating units (year average)	12	11	7	7	5	6	5	5	5	5
Discount rate	10.85%	9.34%	10.36%	10.66%	8.22%	8.57%	8.22%	8.57%	10.25%	10.01%
Period *	2022-2033		2022-2028		2022-2026		2022-2026		2022-2026
*    The first 5 years are projected and stabilize at year 6.
**    This entity was merged into Pemex Industrial Transformation on July 1, 2019.
(i)    Average of the first 4 years.
N.A. Non-applicable

CGUs in Pemex Industrial Transformation are processing centers grouped according to their types of processes as refineries, gas complex processors, and petrochemical centers. These centers produce various finished products for direct sale to customers or intermediate products that can be processed in another of its CGUs or by a third party. Each processing center of Pemex Industrial Transformation represents the smallest unit that has distinguishable revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.

Cash flow determinations are made based on PEMEX’s business plans, operating financial programs, forecasts of future prices of products related to the processes of the CGUs, budget programs and various statistical models that consider historical information of processes and the capacity of various processing centers.
The recoverable amount of assets is based on each asset’s value in use. The value in use for each asset is calculated based on discounted cash flows, taking into consideration the volumes to be produced and sales to be carried out. As of September 30, 2022 and 2021, the value in use for the impairment of fixed assets was as follows:

	2022		2021
Salina Cruz Refinery	Ps.	88,243,043	Ps.	50,208,309
Tula Refinery	73,301,942		55,499,327
Minatitlán Refinery	52,761,544		15,396,795
New Pemex Gas Processing Complex	27,668,082		—
Madero Refinery	21,476,184		1,635,845
Cangrejera Pretrochemicals Complex	10,207,253		9,335,695
Poza Rica Gas Processor Complex	559,754		—
Cosoleacaque Complex	300,018		—
Morelos Ethylene Processor Complex	—		11,103,807
Total	Ps.	274,517,820	Ps.	143,179,778
Cash-Generating Units of Pemex Logistics
As of September 30, 2022 and 2021, Pemex Logistics recognized a net reversa lof impairment of Ps. 1,542,908 and Ps. 328,174, respectively, mainly due to the capitalization of some constructions in progress during 2022 which were included in the impairment provision as of December 31, 2021.
As of September 30, 2022 and 2021, the reversal of impairment were in the following CGUs:

	2022		2021
Construction in progress	Ps.	1,542,908	Ps.	—
Transport (white pipelines)	—		328,174
Reversal of impairment	Ps.	1,542,908	Ps.	328,174